Employee Compensation Costs - Summary of Employee Compensation Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-term employee benefits expense [abstract]
Wages, salaries and allowances	¥ 107,808	¥ 100,971	¥ 98,832
Social security costs	55,265	53,864	48,772
Employee compensation costs	¥ 163,073	¥ 154,835	¥ 147,604